Bank Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Bank Borrowings
20.	BANK BORROWINGS
A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2020	2021
	HK$	HK$
Hong Kong dollars	116,000,000	116,000,000
United States dollars	116,280,000	272,870,500

	232,280,000	388,870,500

As of December 31, 2020 and 2021, the bank borrowings were unsecured, repayable in one year or on demand and bore average interest rate of 2.1% p.a..
As of December 31, 2020 and 2021, the Group’s aggregate banking facilities amounted to US$30,000,000 (equivalent to HK$232,560,000) and US$50,000,000 (equivalent to HK$389,815,000) of which HK$232,280,000 and HK$388,870,500 were utilized.